Note 5 - Loans Receivable, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 14,501	$ 23,596
Loans and Leases Receivable, Related Parties, Ending Balance	100	200
Servicing Liability for Others, Unpaid Principal Balance	586,400	580,000
Fixed Rate Loans [Member]
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 13,500	$ 19,500
Fixed Rate Loans [Member] | Minimum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	2.50%	2.25%
Fixed Rate Loans [Member] | Maximum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	4.75%	4.75%
Loans to Executive Officers [Member]
Loans and Leases Receivable, Related Parties, Proceeds	$ 0
Loans to Executive Officers [Member] | Consumer Portfolio Segment [Member] | Home Equity Line [Member]
Loans and Leases Receivable, Related Parties, Ending Balance	100	$ 100
Loans and Leases Receivable, Related Parties, Proceeds	$ 0